Statement of Stockholders' Deficit - Jun. 30, 2015 - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jun. 28, 2015
Balance, shares at Jun. 28, 2015
Founders' shares	$ 1,490			$ 1,490
Founders' shares, shares	14,900,000
Shares issued for service	$ 10			10
Shares issued for service, shares	100,000
Net loss for the period			$ (25,564)	(25,564)
Balance at Jun. 30, 2015	$ 1,500		$ (25,564)	$ (24,064)
Balance, shares at Jun. 30, 2015	15,000,000